Invesco
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046
713 626 1919 www.invesco.com/us

October 6, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK No. 0000826644

Invesco Premium Income Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on September 28, 2015 (Accession Number: 0001193125-15-330983).

Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter A. Davidson

Peter A. Davidson

Assistant General Counsel